Capital Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 47,975	$ 2,714	$ 78,552	$ 2,714		$ 57,402
Depreciation expense on capital assets	$ 174,766	$ 2,714	$ 286,203	$ 2,714